Consolidated Balance Sheets	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Current assets:
Cash and cash equivalent	$ 41,795,661	$ 5,379,592	$ 3,629,347
Accounts receivable, net	1,274,500	164,043	247,655
Rental deposit and prepayment	51,730	6,658	119,548
Deferred cost of revenue	523,392	67,367	2,088,175
Deferred offering costs			18,758,367
Due from shareholders	100	13	100
Total current assets	43,688,083	5,623,169	25,526,630
Non-current assets
Property and equipment, net	74,134	9,542	55,117
Intangible assets	4,093,451	526,875	4,605,133
Goodwill	10,176,959	1,309,894	10,176,959
Right of use asset-finance lease	89,770	11,554	166,716
Right of use asset-operating lease	1,516,818	195,232
Rental deposit	179,276	23,075
Total non-current assets	16,130,408	2,076,172	15,003,925
TOTAL ASSETS	59,818,491	7,699,341	40,530,555
Current liabilities:
Bank loans – current	594,627	76,535	562,331
Other loans - current	856,040	110,182
Accrued expenses and other liabilities	1,024,081	131,811	11,886,957
Lease liability-operating lease	520,034	66,934
Lease liability-finance lease	122,156	15,723	116,834
Contract liabilities	1,088,880	140,152	5,168,876
Advance from customers	658,583	84,767	842,433
Deferred tax liabilities	844,274	108,668	844,274
Tax payables	159,881	20,579	233,259
Due to directors	989,656	127,380	444,379
Total current liabilities	6,858,212	882,731	20,099,343
Non-current liabilities
Bank loans – non-current	305,485	39,320	911,272
Lease liability-operating lease-non-current	996,784	128,298
Lease liability-finance lease-non-current	20,902	2,690	143,057
Total non-current liabilities	1,323,171	170,308	1,054,329
TOTAL LIABILITIES	8,181,383	1,053,039	21,153,672
Shareholders’ equity
Capital reserves	10,000,000	1,287,117	16,364,143
Accumulated deficit	(12,475,125)	(1,605,694)	(6,987,360)
Total shareholders’ equity	51,637,108	6,646,302	19,376,883
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	59,818,491	7,699,341	40,530,555
Related Party
Current assets:
Due from a related party	42,700	5,496	683,438
Alpha Technology Group Limited
Shareholders’ equity
Ordinary shares value	$ 54,112,233	$ 6,964,879	$ 10,000,100